Loans Payable (Tables)	9 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of loans payable [Table Text Block]
Balance, March 31, 2024	$13,188
Interest	414
Repayment	(1,343)
Foreign exchange movement	734
Balance, March 31, 2025	12,993

Interest	244
Repayment	(3,064)
Foreign exchange movement	1,115
Balance, December 31, 2025	11,288

Less: current portion	(1,460)
Non-current portion	$9,828